Goodwill and Intangibles, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangibles, net
Goodwill and Intangibles, net
8.	Goodwill and Intangibles, net

The following table presents the goodwill activities for the periods presented:

Balance as of December 31, 2020	$—
HuffPost Acquisition	5,490
C Acquisition	189,391
Balance as of December 31, 2021	$194,881

The following table presents the detail of intangible assets for the periods presented and the weighted average remaining useful lives:

	December 31, 2021				December 31, 2020
	Weighted-
	Average
	Remaining	Gross
	Useful Lives (in	Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated
	years)	Value	Amortization	Value	Value	Amortization	Net Carrying Value
Acquired Technology	3 years	$10,600	$1,745	$8,855	$—	$—	$—
Trademarks and Trade Names	15 years	111,000	1,356	109,644	—	—	—
Trademarks and Trade Names	Indefinite	1,368	—	1,368	1,368	—	1,368
Customer Relationships	4 years	17,000	354	16,646	—	—	—
Total		$139,968	$3,455	$136,513	$1,368	$—	$1,368

Amortization expense associated with intangible assets for the year ended December 31, 2021 and 2020 was $3.5 million and $nil, respectively, included in Depreciation and amortization expense.

Estimated future amortization expense as of December 31, 2021 is as follows (in thousands):

2022	$15,183
2023	15,183
2024	13,438
2025	11,296
2026	7,400
Thereafter	72,645
$135,145